Operating Expenses - Summary of Services From the Group's Auditors (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors Remuneration [line items]
Total audit fees	£ 6	£ 6	£ 7
Audit-related and other assurance services	1	1	1
Other non-audit services		1	1
Total other services	1	2	2
Total non-audit services	1	2	2
Total	7	8	9
Parent [member]
Auditors Remuneration [line items]
Total audit fees	4	4	5
Subsidiaries [member]
Auditors Remuneration [line items]
Total audit fees	£ 2	£ 2	£ 2